Other operating income (expense), net	12 Months Ended
Dec. 31, 2022
Other Operating Income Expense Net [Abstract]
Other operating income (expense), net	Other operating income (expense), net
Accounting policies
The Company records income and expenses that are not regularly occurring or normal business income and expense to other operating income (expense). Other operating income (expense) consists of government grants, gains on disposal of tangible assets, intangible write-offs, and other operating income (expense).